Supplement to the
Fidelity® Strategic Real Return Fund
December 17, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Strategic Real Return*
Calendar Years

2006

2007

2008

	4.89%	3.76%	-23.35%


During the periods shown in the chart for Strategic Real Return:

Returns

Quarter ended

Highest Quarter Return	4.50%	June 30, 2008
Lowest Quarter Return	-20.14%	December 31, 2008
Year-to-Date Return	-1.31%	March 31, 2009

* The returns shown above are for a class of shares of the fund.

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2008

Past 1 year

Life of classA

Strategic Real Return*
Return Before Taxes	-23.35%	-4.95%A
Return After Taxes on Distributions	-25.58%	-6.31%A
Return After Taxes on Distributions and Sale of Fund Shares	-14.32%	-4.45%A
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	-2.35%	2.87%A
Fidelity Strategic Real Return Composite Index (reflects no deduction for fees, expenses, or taxes)	-23.88%	-5.05%B
LipperSM Flexible Portfolio Funds Average (reflects no deduction for sales charges or taxes)	-28.53%	--

A  From September 7, 2005.

B From September 30, 2005 (first date following the fund's commencement for which the life of return for all components of the composite index is available).

* The returns shown above are for a class of shares of the fund.

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 28.

Christopher Sharpe is co-manager of Strategic Real Return Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Ms. Bewick, as well as the managers of the central funds and subportfolios in which the fund is invested as of the date of this prospectus.

RRS-09-02 June 26, 2009 1.820982.110

Supplement to the

Fidelity® Series Investment Grade Bond Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 5, 2008

Fidelity Series Investment Grade Bond Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 24.

Sub-Adviser - FMR Japan. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR Japan. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

LIGB-09-01 June 26, 2009 1.881203.101

Supplement to the
Fidelity® Series Investment Grade Bond Fund
October 5, 2008
Prospectus

Fidelity Series Investment Grade Bond Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

LIG-09-01 June 26, 2009 1.899738.100

Supplement to the

Fidelity® Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Short-Term Bond Fund,
and Fidelity Total Bond Fund

Funds of Fidelity Fixed-Income Trust and Fidelity Income Fund

Fidelity Mortgage Securities Fund

A Class of Fidelity Advisor Mortgage Securities Fund

A Fund of Fidelity Advisor Series II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

Fidelity Short-Term Bond Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 29.

Sub-Adviser - FIMM. On behalf of each fund except Total Bond, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. On behalf of Total Bond, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreements, FMR, and not the funds, pays FIMM's fees.

The following information supplements similar information found in the "Management Contracts" section beginning on page 29.

Ford O'Neil is the portfolio manager of Intermediate Bond and receives compensation for his services. Jeffrey Moore is the portfolio manager of Investment Grade Bond and receives compensation for his services. William Irving is the portfolio manager of Mortgage Securities and receives compensation for his services. Robert Galusza is the lead portfolio manager of Short-Term Bond and receives compensation for his services. Robin Foley is the co-portfolio manager of Short-Term Bond and receives compensation for her services. As of August 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

RCOM8B-09-02 June 26, 2009 1.872064.104

Supplement to the
Fidelity® Short-Term Bond Fund
October 30, 2008
Prospectus

Fidelity Short-Term Bond Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Short-Term BondA
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

3.29%	7.86%	7.63%	6.71%	3.57%	1.86%	2.17%	4.58%	1.65%	-3.66%

During the periods shown in the chart for Short-Term Bond:

Returns

Quarter ended

Highest Quarter Return	3.10%	September 30, 2001
Lowest Quarter Return	-2.36%	December 31, 2008
Year-to-Date Return	0.56%	March 31, 2009

A The returns shown above are for a class of shares of the fund.

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Short-Term BondA
Return Before Taxes	-3.66%	1.28%	3.51%
Return After Taxes on Distributions	-5.00%	-0.06%	1.86%
Return After Taxes on Distributions and Sale of Fund Shares	-2.36%	0.33%	2.00%
Barclays Capital U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	4.97%	3.81%	4.79%
LipperSM Short Investment Grade Debt Funds Average (reflects no deduction for sales charges or taxes)	-5.77%	0.84%	3.16%

A The returns shown above are for a class of shares of the fund.

STP-09-01 June 26, 2009 1.790645.110

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Class A, Class T, Class B, and Class C
December 17, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Advisor Strategic Real Return - Class AA
Calendar Years

2006

2007

2008

	4.69%	3.40%	-23.55%


During the periods shown in the chart for Class A of Advisor Strategic Real Return:

Returns

Quarter ended

Highest Quarter Return	4.46%	June 30, 2008
Lowest Quarter Return	-20.20%	December 31, 2008
Year-to-Date Return	-1.32%	March 31, 2009

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section beginning on page 5.

For the periods ended December 31, 2008

Past 1 year

Life of class

Advisor Strategic Real Return
Class AA - Return Before Taxes	-26.61%	-6.37%B
 Return After Taxes on Distributions	-28.74%	-7.69%B
 Return After Taxes on Distributions and Sale of Fund Shares	-16.51%	-5.64%B
Class T - Return Before Taxes	-26.57%	-6.38%B
Class B - Return Before Taxes	-27.59%	-6.61%B
Class C - Return Before Taxes	-24.87%	-5.98%B
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	-2.35%	2.87%B
Fidelity Strategic Real Return Composite Index (reflects no deduction for fees, expenses, or taxes)	-23.88%	-5.05%C
LipperSM Flexible Portfolio Funds Average (reflects no deduction for sales charges or taxes)	-28.53%	--

A The year to year returns in the chart and the after tax returns in the table were changed to Class A for consistency with other fund materials.

B From September 7, 2005.

C From September 30, 2005 (first date following the fund's commencement for which the life of fund return for all of the components of the composite index is available).

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 29.

Christopher Sharpe is co-manager of Advisor Strategic Real Return Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Ms. Bewick, as well as the managers of the central funds and subportfolios in which the fund is invested as of the date of this prospectus.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 35.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

ARRS-09-02 June 26, 2009 1.820981.112

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Institutional Class
December 17, 2008
Prospectus

Effective October 31, 2008, the Lehman Brothers indices were re-branded Barclays Capital.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Advisor Strategic Real Return - Institutional Class
Calendar Years

2006

2007

2008

	4.90%	3.75%	-23.38%


During the periods shown in the chart for Institutional Class of Advisor Strategic Real Return:

Returns

Quarter ended

Highest Quarter Return	4.44%	June 30, 2008
Lowest Quarter Return	-20.08%	December 31, 2008
Year-to-Date Return	-1.31%	March 31, 2009

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2008

Past 1 year

Life of class

Advisor Strategic Real Return
Institutional Class - Return Before Taxes	-23.38%	-4.99%A
 Return After Taxes on Distributions	-25.62%	-6.35%A
 Return After Taxes on Distributions and Sale of Fund Shares	-14.34%	-4.48%A
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	-2.35%	2.87%A
Fidelity Strategic Real Return Composite Index (reflects no deduction for fees, expenses, or taxes)	-23.88%	-5.05%B
LipperSM Flexible Portfolio Funds Average (reflects no deduction for sales charges or taxes)	-28.53%	--

A From September 7, 2005.

B From September 30, 2005 (first date following the fund's commencement for which the life of fund return for all of the components of the composite index is available).

Effective June 1, 2009, the following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 27.

Christopher Sharpe is co-manager of Advisor Strategic Real Return Fund, which he has managed since June 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Sharpe and Ms. Bewick, as well as the managers of the central funds and subportfolios in which the fund is invested as of the date of this prospectus.

ARRSI-09-02 June 26, 2009 1.820980.109